Leases (Q2) (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Lessor - Operating Lease, Payments to be Received, Maturity
Approximate future fixed contractual lease payments to be received under non-cancelable operating leases in effect as of June 30, 2019, assuming no new or renegotiated leases or option extensions on lease agreements, are as follows (in thousands):

Year	Amount
Remaining 2019	$191,571
2020	360,997
2021	316,521
2022	274,713
2023	223,940
2024 and thereafter	636,772
Total	$2,004,514

Schedule of Capital Leased Assets
Lease assets, grouped by balance sheet line where they are recorded, consisted of the following as of June 30, 2019 (in thousands):

June 30, 2019
Assets
Investment in Real Estate:
ROU asset - operating leases	$4,707
Less: accumulated amortization	(217)
Total in Investment in Real Estate	4,490
Other Assets:
ROU asset - operating leases	2,540
ROU asset - finance leases	705
Less: accumulated amortization	(595)
Total in Other Assets	2,650
Total ROU lease assets(1)	$7,140

Liabilities
Accounts Payable and Other Liabilities:
Operating lease liability	$6,790
Debt Obligations, Net:
Finance lease liability	581
Total lease liabilities(1)	$7,371

(1)
As of June 30, 2019, the weighted average remaining lease term was approximately 2.4 years for finance leases and 18.3 years for operating leases. The weighted average discount rate was 3.54% for finance leases and 4.07% for operating leases.

Schedule of Right-of-Use Lease Cost and Amortization
Below are the amounts recorded in our consolidated statements of operations related to our ROU assets and lease liabilities by lease type (in thousands):

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
Statements of operations information:
Finance lease cost:
Amortization of ROU assets	$64	$128
Interest on lease liabilities	4	9
Operating lease costs	449	797
Short term lease expense	376	767

Schedule of Cash Flow, Leases
Below are the amounts recorded in our consolidated statements of cash flows related to our leases by type (in thousands):

Six Months Ended
June 30, 2019
Statements of cash flows information:
Operating cash flows used for operating leases	$(620)
Financing cash flows used for finance leases	(122)
ROU assets obtained in exchange for new lease liabilities	1,444

Lessee, Operating Lease Liability, Maturity
Future undiscounted payments for fixed lease charges by lease type as of June 30, 2019, are as follows (in thousands):

	Undiscounted
	Operating	Finance
Remaining 2019	$745	$148
2020	1,174	295
2021	723	98
2022	684	26
2023	529	20
Thereafter	6,419	15
Total undiscounted cash flows from leases	10,274	602
Total lease liabilities recorded at present value	6,790	581
Difference between undiscounted cash flows and present value of lease liabilities	$3,484	$21

Lessee, Finance Lease, Liability, Maturity
Future undiscounted payments for fixed lease charges by lease type as of June 30, 2019, are as follows (in thousands):

	Undiscounted
	Operating	Finance
Remaining 2019	$745	$148
2020	1,174	295
2021	723	98
2022	684	26
2023	529	20
Thereafter	6,419	15
Total undiscounted cash flows from leases	10,274	602
Total lease liabilities recorded at present value	6,790	581
Difference between undiscounted cash flows and present value of lease liabilities	$3,484	$21